BLACKROCK FUNDS/SM/

                       EQUITY PORTFOLIOS/INVESTOR CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK EUROPEAN EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 67:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.


BLACKROCK ASIA PACIFIC EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 76:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 85:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.


BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 93:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 102:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

ABOUT YOUR INVESTMENT

Purchase of Investor A Shares

The following has been added at the end of the text in the footnote to the second table on page 140:

         The CDSC of 1% does not apply to shares of the European Equity, Asia Pacific Equity, International Equity, International Emerging Markets and International Small Cap Equity Portfolios purchased on or after December 5, 2001.

This Supplement is dated November 21, 2001.

                               BLACKROCK FUNDS/SM/

                        EQUITY PORTFOLIOS/SERVICE CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK EUROPEAN EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 52:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.


BLACKROCK ASIA PACIFIC EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 59:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 67:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.



BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 73:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 80:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

This Supplement is dated November 21, 2001.

                               BLACKROCK FUNDS/SM/

                     EQUITY PORTFOLIOS/INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED JANUARY 28, 2001


BLACKROCK EUROPEAN EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 51:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.


BLACKROCK ASIA PACIFIC EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 58:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 65:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.



BLACKROCK INTERNATIONAL EMERGING MARKETS PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 71:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

BLACKROCK INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Expenses and Fees

The following has been added after the first paragraph under "Expenses and Fees" on page 78:

         If you redeem or exchange shares of the fund after holding them 90 days or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 2.00% of the current NAV of the shares being redeemed or exchanged will be assessed and retained by the fund for the benefit of the remaining shareholders. This fee will be applied only to those shares purchased on or after December 5, 2001. The fee is intended to encourage long-term investment in the fund, to compensate the fund for transaction and other expenses caused by early redemptions, and to facilitate portfolio management. (Certain exceptions apply - please see the Statement of Additional Information.) The fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

This Supplement is dated November 21, 2001.

                               BLACKROCK FUNDS/SM/

        EQUITY PORTFOLIOS/INVESTORS, SERVICE AND INSTITUTIONAL CLASSES

               SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED JANUARY 28, 2001


Purchase and Redemption Information - Investor Shares

The following has been added before "Redemption of Shares" on page 103:

         Redemption Fee. The Fund will assess and retain a fee of 2.00% of the current NAV of the shares of the European Equity, Asia Pacific Equity, International Equity, International Emerging Markets and International Small Cap Equity Portfolios being redeemed or exchanged within 90 days of purchase. The redemption fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors,
         (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Fund, (iii) accounts in the event of shareholder death or disability and (iv) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship.


Purchase and Redemption Information - Institutional and BlackRock Shares

The following has been added before "Redemption of Shares" on page 109:

         Redemption Fee. The Fund will assess and retain a fee of 2.00% of the current NAV of the shares of the European Equity, Asia Pacific Equity, International Equity, International Emerging Markets and International Small Cap Equity Portfolios being redeemed or exchanged within 90 days of purchase. The redemption fee will not be assessed on redemptions or exchanges by (i) accounts managed by PNC Advisors,
         (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Fund, (iii) accounts in the event of shareholder death or disability and (iv) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship.

Purchase and Redemption Information - Service Shares

The following has been added before "Redemption of Shares" on page 110:

         Redemption Fee. The Fund will assess and retain a fee of 2.00% of the current NAV of the shares of the European Equity, Asia Pacific Equity, International Equity, International Emerging Markets and International Small Cap Equity Portfolios being redeemed or exchanged within 90 days of purchase. The redemption fee will not be assessed on redemptions or exchanges by
         (i) accounts managed by PNC Advisors, (ii) certain 401(k) plans, bank or trust company accounts, asset allocation programs or wrap programs approved by the Fund, (iii) accounts in the event of shareholder death or disability and (iv) certain other accounts in the absolute discretion of the Fund when a shareholder can demonstrate hardship.

This Supplement is dated November 21, 2001.


                                      2